UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN 37211

 (Address of principal executive offices)  (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Monteagle Funds

Fixed Income Fund
Institutional Class - MFHRX

Quality Growth Fund
Institutional Class - MFGIX

Select Value Fund
Institutional Class - MVEIX

Opportunity Equity Fund
Investor Class - HEQFX
Institutional Class - HEQCX

Smart Diversification Fund
Institutional Class - SMDFX

The Texas Fund
Institutional Class - BIGTX

Semi-Annual Report (Unaudited)

February 29, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports, like this one, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website www.monteaglefunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

MONTEAGLE FUNDS

TABLE OF CONTENTS

  February 29, 2020

Supplementary Portfolio Information.........................................................................	1
Schedule of Investments.............................................................................................	7
Statement of Assets & Liabilities...............................................................................	23
Statements of Operations............................................................................................	24
Statements of Changes in Net Assets.........................................................................	25
Financial Highlights...................................................................................................	31
Notes to Financial Statements....................................................................................	38
About your Funds' Expenses......................................................................................	58
Trustees & Officers of the Trust.................................................................................	61
Compensation of Trustees & Officers........................................................................	63
Additional Information...............................................................................................	64

MONTEAGLE FIXED INCOME FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 29, 2020 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
United States Treasury Note 2.375%, 05/15/2027	7.71%
United States Treasury Note 2.125%, 08/15/2021	6.63%
FNMA, 2.625%, 09/06/2024	5.68%
The Hershey Co., 3.375%, 05/15/2023	5.65%
Chevron Corp., 2.954%, 05/16/2026	5.28%
FFCB, 3.220%, 12/10/2025	4.73%
United States Treasury Note 2.875%, 05/15/2028	4.02%
Westpac Banking Corp., 3.350%, 03/08/2027	3.88%
Intercontinental Exchange, Inc., 3.750%, 12/01/2025	3.86%
Visa, Inc., 3.150%, 12/14/2025	3.83%
51.27%

Sector Allocation	(% of Net Assets)
Corporate Bonds	64.25%
U.S. Government and Agency Obligations	34.74%
Money Market Fund	0.38%
Other Assets Less Liabilities	0.63%
100.00%

MONTEAGLE QUALITY GROWTH FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 29, 2020 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Amazon.com, Inc.	8.85%
Facebook, Inc. Class A	8.38%
Alphabet, Inc. Class A	7.67%
Apple, Inc.	7.14%
Johnson & Johnson	6.82%
UnitedHealth Group, Inc.	6.52%
Microsoft Corp.	6.15%
Hanesbrand, Inc.	6.06%
Comcast Corp. Class A	5.96%
Cigna Corp.	5.71%
69.26%

Top Ten Portfolio Industries	(% of Net Assets)
Media & Entertainment	22.01%
Health Care Equipment & Services	17.42%
Food, Beverage & Tobacco	10.57%
Money Market Fund	10.08%
Retailing	8.85%
Technology Hardware & Equipment	7.14%
Pharmaceuticals, Biotechnology & Life Science	6.82%
Software & Services	6.15%
Consumer Durables & Apparel	6.06%
Oil & Gas Refining & Marketing	4.71%
99.81%

MONTEAGLE SELECT VALUE FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 29, 2020 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Eastman Chemical Co.	6.38%
Micron Technology, Inc.	4.93%
CenturyLink, Inc.	4.35%
SVB Financial Group	4.23%
Alexion Pharmaceuticals, Inc.	4.16%
Unum Group	3.95%
Western Digital Corp.	3.71%
Incyte Corp.	3.61%
Alliance Data Systems Corp.	3.61%
Cabot Oil & Gas Corp. Class A	3.48%
42.41%

Top Ten Portfolio Industries	(% of Net Assets)
Consumer Durables & Apparel	12.97%
Chemicals	11.24%
Pharmaceuticals, Biotechnology & Life Science	7.78%
Oil & Gas Refining & Marketing	7.32%
Oil & Gas Exploration & Production	6.41%
Retailing	6.06%
Oil & Gas Equipment Services	5.61%
Semiconductors & Semiconductor Equipment	4.93%
Telecommunication Services	4.35%
Banks	4.23%
70.90%

MONTEAGLE OPPORTUNITY EQUITY FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 29, 2020 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Life Storage, Inc.	2.70%
Federal Realty Investment Trust	2.32%
Mid-America Apartment Communities, Inc.	2.10%
LTC Properties, Inc.	1.86%
Extra Space Storage, Inc.	1.76%
Leidos Holdings, Inc.	1.70%
Check Point Software Technology Ltd. (Israel)	1.67%
Domino's Pizza, Inc.	1.61%
Maximus, Inc.	1.58%
Coherent, Inc.	1.58%
18.88%

Top Ten Portfolio Industries	(% of Net Assets)
Real Estate Investment Trusts	11.75%
Capital Goods	11.57%
Software & Services	8.43%
Insurance	7.49%
Health Care Equipment & Services	6.98%
Technology Hardware & Equipment	5.63%
Banks	5.51%
Retailing	5.49%
Containers & Packaging	4.22%
Pharmaceuticals, Biotechnology & Life Science	3.59%
70.66%

SMART DIVERSIFICATION FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 29, 2020 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Invesco QQQ Trust Series 1	29.97%
SPDR Portfolio Emerging Markets ETF	18.02%
SPDR Portfolio S&P 500 Growth ETF	13.82%
First Trust NASDAQ-100 Technology Index Fund	11.62%
SPDR S&P 500 ETF Trust	10.26%
SPDR Portfolio Developed World ex-US ETF	4.67%
First Trust Emerging Markets AlphaDEX Fund	4.28%
iShares MSCI Emerging Markets ETF	3.01%
First Trust Developed Markets ex-US AlphaDEX Fund	2.12%
First Trust Emerging Markets Small Cap AlphaDEX Fund	1.51%
99.28%

Top Portfolio Industries	(% of Net Assets)
Exchange Traded Funds	100.53%
Money Market Fund	6.24%
106.77%

THE TEXAS FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 29, 2020 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Realpage, Inc.	2.12%
Integer Holdings Corp.	1.91%
Cornerstone Building Brands, Inc.	1.86%
Luminex Corp.	1.77%
Schlumberger Ltd.	1.67%
Exxon Mobil Corp.	1.66%
Insperity, Inc.	1.64%
LGI Homes, Inc.	1.63%
Wingstop, Inc.	1.59%
Cadence Bancorp.	1.55%
17.40%

Top Ten Portfolio Industries	(% of Net Assets)
Capital Goods	10.65%
Money Market Fund	9.81%
Software & Services	9.50%
Banks	6.08%
Consumer Durables & Apparel	4.99%
Health Care Equipment & Services	4.42%
Commercial & Professional Services	3.78%
Pharmaceuticals, Biotechnology & Life Science	3.43%
Consumer Services	3.40%
Oil & Gas Exploration & Production	2.99%
59.05%

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Par Value		Fair Value

CORPORATE BONDS - 64.25% (a)

Automotive - 3.70%
500,000	AmericanHonda Finance Corp., 2.900%, 02/16/2024	$ 525,459

Banks - 3.88%
500,000	Westpac Banking Corp., 3.350%, 03/08/2027	550,494

Capital Goods - 3.64%
500,000	Precision Castparts Corp., 2.500%, 01/15/2023	517,321

Consumer Finance - 3.83%
500,000	Visa, Inc., 3.150%, 12/14/2025	543,061

Diversified Financial Services - 5.48%
500,000	Berkshire Hathaway Finance Corp., 3.000%, 05/15/2022	517,121
250,000	CME Group, Inc., 3.000%, 09/15/2022	260,770
		777,891
Financial Services - 3.86%
500,000	Intercontinental Exchange, Inc., 3.750%, 12/01/2025	547,765

Food, Beverage & Tobacco - 9.26%
750,000	The Hershey Co., 3.375%, 05/15/2023	800,825
500,000	Philip Morris International, 2.500%, 08/22/2022	514,174
		1,314,999
Health Care Equipment & Services - 7.29%
500,000	Gilead Sciences, Inc., 3.250%, 09/01/2022	521,813
500,000	Novartis Capital Corp., 2.400%, 05/17/2022	512,520
		1,034,333
Media - 3.73%
500,000	Comcast Corp., 3.000%, 02/01/2024	528,094

Oil, Gas & Consumable Fuels - 8.90%
500,000	BP Capital Markets PLC, 2.500%, 11/06/2022	513,549
700,000	Chevron Corp., 2.954%, 05/16/2026	749,018
		1,262,567
Semiconductors & Semiconductor Equipment - 3.65%
500,000	Qualcomm, Inc., 3.000%, 05/20/2022	517,998

Technology Hardware & Equipment - 3.80%
500,000	Apple, Inc., 3.200%, 05/13/2025	539,615

Utilities - 3.23%
400,000	National Rural Utilities Cooperative Finance, 3.700%, 03/15/2029	458,503

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

TOTAL FOR CORPORATE BONDS (Cost $8,625,151) - 64.25%	9,118,100

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Par Value		Fair Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 34.74% (a)
Federal Farm Credit Bank - 4.72%
600,000	FFCB, 3.220%, 12/10/2025	670,367

Federal National Mortgage Associations - 5.67%
750,000	FNMA, 2.625%, 09/06/2024	804,191

U.S. Treasury Notes - 24.35%
925,000	United States Treasury Note 2.125%, 08/15/2021	940,248
150,000	United States Treasury Note 2.500%, 08/15/2023	158,174
500,000	United States Treasury Note 2.750%, 02/15/2024	535,761
150,000	United States Treasury Note 2.250%, 11/15/2024	159,123
1,000,000	United States Treasury Note 2.375%, 05/15/2027	1,092,344
500,000	United States Treasury Note 2.875%, 05/15/2028	570,508
		3,456,158

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $4,624,416) - 34.74%		4,930,716

MONEY MARKET FUND - 0.38%
53,968	Federated Government Obligations Fund - Institutional Class, 1.46% **	53,968

TOTAL FOR MONEY MARKET FUND (Cost $53,968) - 0.38%		53,968

TOTAL INVESTMENTS (Cost $13,303,535) - 99.37%		14,102,784

OTHER ASSETS LESS LIABILITIES - 0.63%		89,102

NET ASSETS - 100.00%		$14,191,886

** 7-day yield as of February 29, 2020.

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 89.73%

Consumer Durables & Apparel - 6.06%
37,025	Hanesbrand, Inc.	$ 490,211

Food, Beverage & Tobacco - 10.57%
10,411	Altria Group, Inc.	420,292
9,250	Bunge Ltd.	434,288
		854,580
Health Care Equipment & Services - 17.42%
2,524	Cigna Corp. *	461,741
7,100	CVS Health Corp.	420,178
2,066	UnitedHealth Group, Inc.	526,747
		1,408,666
Media & Entertainment - 22.01%
463	Alphabet, Inc. Class A *	620,073
11,918	Comcast Corp. Class A	481,845
3,518	Facebook, Inc. Class A *	677,109
		1,779,027
Oil & Gas Refining & Marketing - 4.71%
5,750	Valero Energy Corp.	380,937

Pharmaceuticals, Biotechnology & Life Science - 6.82%
4,097	Johnson & Johnson	550,965

Retailing - 8.85%
380	Amazon.com, Inc. *	715,825

Software & Services - 6.15%
3,069	Microsoft Corp.	497,209

Technology Hardware & Equipment - 7.14%
2,112	Apple, Inc.	577,336

TOTAL FOR COMMON STOCKS (Cost $5,760,306) - 89.73%		7,254,756

MONEY MARKET FUND - 10.08%
814,902	Federated Government Obligations Fund - Institutional Class, 1.46% **	814,902

TOTAL FOR MONEY MARKET FUND (Cost $814,902) - 10.08%		814,902

TOTAL INVESTMENTS (Cost $6,575,208) - 99.81%		8,069,658

OTHER ASSETS LESS LIABILITIES - 0.19%		15,171

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

NET ASSETS - 100.00%	$ 8,084,829

* Non-Income producing.

** 7-day yield as of February 29, 2020.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 93.66%

Banks - 4.23%
3,900	SVB Financial Group *	$ 811,824

Capital Goods - 1.81%
9,500	Johnson Controls Int'l PLC	347,415

Chemicals - 11.24%
10,000	CF Industries Holdings, Inc.	368,600
19,900	Eastman Chemical Co.	1,224,049
7,900	LyondellBasell Industries NV Class A	564,534
		2,157,183
Consumer Durables & Apparel - 12.97%
24,665	Capri Holdings Ltd. (United Kingdom) *	636,850
44,848	Hanesbrand, Inc.	593,788
3,300	Mohawk Industries, Inc. *	399,795
13,000	Newell Brands, Inc.	200,590
28,077	Tapestry, Inc.	658,406
		2,489,429
Containers & Packaging - 1.28%
7,400	Westrock Co.	246,050

Diversified Financials - 2.06%
18,200	Franklin Resources, Inc.	396,032

Health Care Equipment & Services - 2.86%
10,350	Centene Corp. *	548,757

Insurance - 3.95%
32,500	Unum Group	757,575

Metal & Mining - 3.48%
67,109	Freeport-McMoRan, Inc.	668,406

Oil & Gas Equipment Services - 5.61%
33,507	Halliburton Co.	568,279
18,802	Schlumberger Ltd.	509,346
		1,077,625
Oil & Gas Exploration & Production - 6.41%
48,000	Cabot Oil & Gas Corp. Class A	668,640
13,989	Cimarex Energy Co.	462,336
12,000	Marathon Oil Corp.	99,360
		1,230,336

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Fair Value

Oil & Gas Refining & Marketing - 7.32%
11,800	HollyFrontier Corp.	$ 397,424
11,000	Marathon Petroleum Corp.	521,620
6,500	Phillips 66	486,590
		1,405,634
Pharmaceuticals, Biotechnology & Life Science - 7.78%
8,500	Alexion Pharmaceuticals, Inc. *	799,255
9,200	Incyte Corp. *	693,772
		1,493,027
Retailing - 6.06%
13,174	Kohl's Corp.	515,762
21,883	LKQ Corp. *	647,299
		1,163,061
Semiconductors & Semiconductor Equipment - 4.93%
18,000	Micron Technology, Inc. *	946,080

Software & Services - 3.61%
8,070	Alliance Data Systems Corp.	693,052

Technology Hardware, Storage & Peripherals - 3.71%
12,800	Western Digital Corp.	711,168

Telecommunication Services - 4.35%
69,250	CenturyLink, Inc.	835,847

TOTAL FOR COMMON STOCKS (Cost $21,063,841) - 93.66%		17,978,501

MONEY MARKET FUND - 6.21%
1,191,272	Federated Government Obligations Fund - Institutional Class, 1.46% **	1,191,272

TOTAL FOR MONEY MARKET FUND (Cost $1,191,272) - 6.21%		1,191,272

TOTAL INVESTMENTS (Cost $22,255,113) - 99.87%		19,169,773

OTHER ASSETS LESS LIABILITIES - 0.13%		25,304

NET ASSETS - 100.00%		$19,195,077

* Non-Income producing.

** 7-day yield as of February 29, 2020.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 85.65%

Automobiles & Components - 2.10%
2,900	Lear Corp.	$ 322,480
6,500	Magna International, Inc. (Canada)	297,830
		620,310
Banks - 5.51%
14,200	Bank OZK	360,538
8,500	East West Bancorp, Inc.	329,290
2,100	M&T Bank Corp.	294,798
15,900	Oceanfirst Financial Corp.	324,996
9,300	WSFS Financial Corp.	320,478
		1,630,100
Capital Goods - 11.57%
2,900	Acuity Brands, Inc.	298,294
4,600	AGCO Corp.	277,978
2,600	Cummins, Inc.	393,354
2,700	Curtiss-Wright Corp.	323,838
7,100	Franklin Electric Co., Inc.	366,999
2,500	Hubbell, Inc.	333,100
1,680	L3Harris Technologies, Inc.	332,186
6,100	MSC Industrial Direct Co., Inc. Class A	377,102
2,000	Parker-Hannifin Corp.	369,540
4,400	Simpson Manufacturing Co., Inc.	349,492
		3,421,883
Chemicals - 0.87%
4,200	Eastman Chemical Co.	258,342

Commercial & Professional Services - 2.34%
10,000	ABM Industries, Inc.	329,200
7,200	Robert Half International, Inc.	362,952
		692,152
Consumer Durables & Apparel - 1.20%
7,400	Sturm Ruger & Co, Inc.	355,496

Consumer Services - 2.75%
1,400	Domino's Pizza, Inc.	475,244
7,100	Service Corp. International	339,309
		814,553
Containers & Packaging - 4.22%
2,600	Avery Dennison Corp.	297,674
3,700	Packaging Corp. of America	335,294
12,200	Silgan Holdings, Inc.	349,286
5,500	Sunoco Products Co.	265,155
		1,247,409

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Fair Value

Diversified Financials - 2.43%
3,000	Cboe Global Markets, Inc.	$ 342,000
4,500	Raymond James Financial, Inc.	376,335
		718,335
Electric Utilities - 1.46%
3,300	ALLETE, Inc.	227,667
5,400	OGE Energy Corp.	205,740
		433,407
Food, Beverage & Tobacco - 2.00%
4,000	Archer-Daniels Midland Co.	150,600
3,800	Campbell Soup Co.	171,456
1,100	Sanderson Farms, Inc.	135,916
2,700	Universal Corp.	133,245
		591,217
Gas Utilities - 1.61%
2,700	Atmos Energy Corp.	278,775
5,600	New Jersey Resources Corp.	197,736
		476,511
Health Care Equipment & Services - 6.98%
3,500	Amerisourcebergen Corp.	295,120
2,000	Masimo Corp. *	326,660
2,600	McKesson Corp.	363,636
15,900	Patterson Cos., Inc.	378,261
3,000	Varian Medical Systems, Inc. *	368,910
2,200	West Pharmaceutical Services, Inc.	331,232
		2,063,819
Household & Personal Products - 1.09%
2,100	Church & Dwight Co., Inc.	145,992
1,100	Clorox Co.	175,362
		321,354
Insurance - 7.49%
3,700	American Financial Group, Inc.	341,954
6,300	CNA Financial Corp.	261,954
3,300	Global Life, Inc.	305,778
2,300	Hanover Insurance Group, Inc.	272,642
6,600	Horace Mann Educators Corp.	256,938
5,400	Principal Financial Group, Inc.	239,706
2,300	Reinsurance Group of America, Inc.	280,669
4,600	Selective Insurance Group, Inc.	256,588
		2,216,229
Integrated Oil & Gas - 1.48%
19,900	Imperial Oil Ltd. (Canada)	436,407

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Fair Value

Media & Entertainment - 2.01%
5,700	Omnicom Group, Inc.	$ 394,896
8,100	ViacomCBS, Inc. Class B	199,341
		594,237
Metal & Mining - 1.20%
3,300	Franco-Nevada Corp.	354,750

Multi Utilities - 0.95%
10,100	MDU Resources Group, Inc.	280,073

Oil & Gas Refining & Marketing - 1.17%
12,200	World Fuel Services Corp.	345,016

Pharmaceuticals, Biotechnology & Life Science - 3.59%
2,600	Icon PLC (Ireland) *	405,756
2,300	Jazz Pharmaceuticals PLC (Ireland) *	263,534
3,800	United Therapeutics Corp. *	391,248
		1,060,538
Retailing - 5.49%
12,000	Big Lots, Inc.	189,720
2,600	Five Below, Inc.*	252,070
3,000	Genuine Parts Co.	261,720
4,500	Monro, Inc.	252,540
18,300	The Gap, Inc.	262,239
6,500	Williams-Sonoma, Inc.	405,535
		1,623,824
Software & Services - 8.43%
7,300	Amdocs Ltd.	465,375
4,750	Check Point Software Technology Ltd. (Israel) *	493,050
4,300	Citrix Systems, Inc.	444,577
5,000	DXC Technology Co.	120,550
4,900	Leidos Holdings, Inc.	502,985
7,400	Maximus, Inc.	466,348
		2,492,885
Technology Hardware & Equipment - 5.63%
9,500	Cognex Corp.	423,130
3,640	Coherent, Inc. *	468,504
3,420	F5 Networks, Inc. *	410,229
7,800	NetApp, Inc.	364,416
		1,666,279
Transportation - 1.38%
4,050	Landstar System, Inc.	408,929

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Fair Value

Water Utilities - 0.70%
2,700	American States Water Co.	$ 206,793

TOTAL FOR COMMON STOCKS (Cost $24,813,823) - 85.65%		25,330,848

REAL ESTATE INVESTMENT TRUSTS - 11.75%
8,200	Blackstone Mortgage Trust, Inc. Class A	295,692
5,200	Extra Space Storage, Inc.	521,872
5,900	Federal Realty Investment Trust	686,406
7,400	Life Storage, Inc.	798,534
12,300	LTC Properties, Inc.	551,409
4,800	Mid-America Apartment Communities, Inc.	620,448
		3,474,361

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,184,083) - 11.75%		3,474,361

MONEY MARKET FUND - 2.66%
788,229	Federated Government Obligations Fund - Institutional Class, 1.46% **	788,229

TOTAL FOR MONEY MARKET FUND (Cost $788,229) - 2.66%		788,229

TOTAL INVESTMENTS (Cost $28,786,135) - 100.06%		29,593,438

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%		(18,604)

NET ASSETS - 100.00%		$29,574,834

* Non-Income producing.

** 7-day yield as of February 29, 2020.

The accompanying notes are an integral part of these financial statements.

SMART DIVERSIFICATION FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Fair Value

EXCHANGE TRADED FUNDS - 100.53%
4,714	First Trust Developed Markets ex-US AlphaDEX Fund	$ 230,703
20,250	First Trust Emerging Markets AlphaDEX Fund	466,762
4,800	First Trust Emerging Markets Small Cap AlphaDEX Fund	164,902
13,430	First Trust NASDAQ-100 Technology Index Fund	1,265,643
15,867	Invesco QQQ Trust Series 1	3,265,429
1,000	iShares MSCI EAFE ETF	62,240
8,081	iShares MSCI Emerging Markets ETF	327,442
18,112	SPDR Portfolio Developed World ex-US ETF	509,128
57,503	SPDR Portfolio Emerging Markets ETF	1,963,152
37,745	SPDR Portfolio S&P 500 Growth ETF	1,506,026
2,407	SPDR Portfolio S&P 500 Value ETF	74,136
3,773	SPDR S&P 500 ETF Trust	1,117,789
		10,953,352

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $11,641,355) - 100.53%		10,953,352

MONEY MARKET FUND - 6.24%
679,446	Federated Government Obligations Fund - Institutional Class, 1.46% **	679,446

TOTAL FOR MONEY MARKET FUND (Cost $679,446) - 6.24%		679,446

TOTAL INVESTMENTS (Cost $12,320,801) - 106.77%		11,632,798

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.77)%		(737,179)

NET ASSETS - 100.00%		$ 10,895,619

** 7-day yield as of February 29, 2020.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 83.29%

Banks - 6.08%
1,459	Allegiance Bancshares, Inc.	$ 48,395
9,939	Cadence Bancorp.	140,339
3,067	CBTX, Inc.	76,522
783	Comerica, Inc.	41,217
410	Cullen/Frost Bankers, Inc.	32,140
1,411	First Financial Bankshares, Inc.	40,552
1,685	Hiltop Holdings, Inc.	35,099
1,583	Triumph Bancorp, Inc. *	53,616
3,460	Veritex Holdings, Inc.	83,282
		551,162
Capital Goods - 10.65%
659	Alamo Group, Inc.	72,997
2	Arcosa, Inc.	86
3,697	Builders Firstsource, Inc. *	83,959
1,408	Comfort Systems USA, Inc.	59,446
22,936	Cornerstone Building Brands, Inc. *	168,580
1,085	CSW Industrials, Inc.	71,436
457	Encore Wire Corp.	22,379
1,172	Fluor Corp.	10,923
4,000	IES Holdings, Inc. *	93,240
533	Jacobs Engineering Group, Inc.	49,217
2,596	Quanex Building Products Corp.	43,613
1,144	Rush Enterprises, Inc. Class A	47,956
1,109	Textron, Inc.	45,025
4,516	Trinity Industries, Inc.	91,901
6,155	Univar Solutions, Inc. *	104,573
		965,331
Chemicals - 2.87%
218	Celanese Corp. Series A	20,435
6,221	Huntsman Corp.	117,826
2,465	Kraton Corp. *	24,946
24,901	Valhi, Inc.	34,612
1,120	Westlake Chemical Co.	62,574
		260,393
Commercial & Professional Services - 3.78%
1,218	Copart, Inc. *	102,897
2,210	Insperity, Inc.	148,667
821	Waste Management, Inc.	90,975
		342,539
Construction Materials - 0.51%
582	Eagle Materials, Inc.	45,937

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Fair Value

Consumer Durables & Apparel - 4.99%
4,748	Callaway Golf Co.	$ 80,621
4,045	Green Brick Partners, Inc. *	44,252
2,525	Horton DR, Inc.	134,507
1,963	LGI Homes, Inc. *	147,912
272	Helen of Troy Ltd. *	44,771
		452,063
Consumer Services - 3.40%
2,481	Brinker International, Inc.	85,222
1,086	Dave & Buster's Entertainment, Inc.	35,849
1,709	Six Flags Entertainment Corp.	43,204
1,709	Wingstop, Inc.	144,325
		308,600
Diversified Financials - 2.30%
1,161	Main Street Capital Corp.	42,876
166	Texas Pacific Land Trust *	115,503
2,382	TPG Specialty Lending, Inc.	49,879
		208,258
Food & Staples Retailing - 1.00%
1,361	Sysco Corp.	90,711

Food, Beverage & Tobacco - 2.31%
4,225	Darling Ingredients, Inc. *	108,582
3,609	Keurig Dr. Pepper, Inc.	100,619
		209,201
Gas Utilities - 0.97%
851	Atmos Energy Corp.	87,866

Health Care Equipment & Services - 4.42%
590	Addus HomeCare Corp. *	44,999
1,945	HMS Holdings Corp. *	44,677
1,924	Integer Holdings Corp. *	173,487
657	McKesson Corp.	91,888
439	US Physical Therapy, Inc.	45,753
		400,804
Household & Personal Products - 0.99%
687	Kimberly Clark Corp.	90,128

Insurance - 0.76%
746	Global Life, Inc.	69,124

Integrated Oil & Gas - 2.81%
2,933	Exxon Mobil Corp.	150,874
3,162	Occidental Petroleum Corp.	103,524
		254,398

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Fair Value

Media & Entertainment - 1.31%
1,034	Nexstar Media Group, Inc. Class A	$ 118,889

Metal & Mining - 0.70%
3,471	Commercial Metals Co.	63,380

Oil & Gas Drilling - 0.32%
5,061	Patterson-UTI Energy, Inc.	29,000

Oil & Gas Equipment Services - 2.33%
1,234	Halliburton Co.	20,929
5,592	Schlumberger Ltd.	151,487
3,686	Solaris Oilfield Infrastructure, Inc. Class A	39,072
		211,488
Oil & Gas Exploration & Production - 2.99%
3,760	Berry Corp.	23,951
1,729	Cabot Oil & Gas Corp. Class A	24,085
6,788	Callon Petroleum Co. *	15,409
1,567	Concho Resources, Inc.	106,587
519	ConocoPhillips	25,130
420	EOG Resources, Inc.	26,569
4,967	Earthstone Energy, Inc. Class A *	19,123
245	Pioneer Natural Resources Co.	30,081
		270,935
Oil & Gas Refining & Marketing - 2.82%
2,633	CVR Energy, Inc.	74,830
1,813	HollyFrontier Corp.	61,062
1,067	Marathon Petroleum Corp.	50,597
450	Phillips 66	33,687
533	Valero Energy Corp.	35,311
		255,487
Oil & Gas Storage & Transportation - 1.00%
552	Cheniere Energy, Inc. *	28,312
16,447	EnLink Midstream LLC	62,663
		90,975
Pharmaceuticals, Biotechnology & Life Science - 3.43%
20,576	Lexicon Pharmaceuticals, Inc. *	57,098
6,488	Luminex Corp.	160,643
477	Reata Pharmaceuticals, Inc. Class A	92,896
		310,637
Real Estate Management & Development - 0.96%
2,291	Forestar Group, Inc. *	40,986
424	Howard Hughes Corp. *	45,741

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

86,727

The accompanying notes are an integral part of these financial statements.

Shares		Fair Value

Retailing - 1.20%
25,458	Michaels Cos., Inc. *	$ 109,215

Semiconductors & Semiconductor Equipment - 2.30%
531	Cirrus Logic, Inc. *	36,448
2,308	Diodes, Inc. *	101,575
622	Texas Instruments, Inc. *	70,995
		209,018
Software & Services - 9.50%
2,400	Cardtronics PLC (United Kingdom) *	87,048
9,410	Digital Turbine, Inc. *	57,683
1,689	KBR, Inc.	43,846
1,672	Match Group, Inc. Class A *	108,680
2,992	Realpage, Inc. *	191,787
3,861	Sailpoint Technologies Holdings, Inc. *	97,761
2,582	Solarwinds, Inc. *	47,044
280	Tyler Technologies, Inc. *	87,738
3,601	Upland Software, Inc. *	140,115
		861,702
Technology Hardware & Equipment - 2.43%
3,297	Benchmark Electronics, Inc.	89,612
3,246	National Instruments Corp.	130,749
		220,361
Telecommunication Services - 1.49%
3,835	AT&T, Inc.	135,069

Transportation - 1.38%
735	Southwest Airlines Co.	33,950
2,686	Uber Technologies, Inc. *	90,975
		124,925
Utilities - 1.29%
3,759	Sunnova Energy International, Inc.	65,031
2,730	Vistra Energy Corp.	52,498
		117,529

TOTAL FOR COMMON STOCKS (Cost $8,337,925) - 83.29%		7,551,852

MONEY MARKET FUND - 9.81%
889,531	Federated Government Obligations Fund - Institutional Class, 1.46% **	889,531

TOTAL FOR MONEY MARKET FUND (Cost $889,531) - 9.81%		889,531

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $160,183) - 3.20%	290,250

Shares	Fair Value

TOTAL INVESTMENTS (Cost $9,387,639) - 96.30%	$8,731,633

OTHER ASSETS LESS LIABILITIES - 3.70%	335,674

NET ASSETS - 100.00%	$9,067,307

* Non-Income producing.

** 7-day yield as of February 29, 2020.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF PURCHASED OPTIONS

FEBRUARY 29, 2020 (UNAUDITED)

PURCHASED OPTIONS - 3.20%

CALL OPTIONS - 0.46% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P Oil & Gas Exploration & Production ETF	Pershing, LLC	300	$540,000	$18.00	1/15/2021	$ 41,400

Total Call Options (Premiums Paid $38,988) - 0.46%						$ 41,400

PUT OPTIONS - 2.74% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

iShares Russell 2000 ETF	Pershing, LLC	75	$1,162,500	$155.00	5/15/2020	$100,275

SPDR S&P 500 ETF Trust	Pershing, LLC	75	2,325,000	310.00	4/17/2020	148,575

Total Put Options (Premiums Paid $121,195) - 2.74%						$248,850

TOTAL PURCHASED OPTIONS (Premiums Paid $160,183) - 3.20%						$290,250

* Non-income producing securities during the period.

** The notional value is the total amount of the underlying security's market price as of February 29, 2020. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the market price of the underlying security as of February 29, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

STATEMENTS OF ASSETS & LIABILITIES

FEBRUARY 29, 2020 (UNAUDITED)

Assets:	Monteagle Fixed Income Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Smart Diversification Fund	The Texas Fund
Investment Securities
At Cost	$ 13,303,535	$ 6,575,208	$ 22,255,113	$ 28,786,135	$ 12,320,801	$ 9,387,639

At Fair Value	$ 14,102,784	$ 8,069,658	$ 19,169,773	$ 29,593,438	$ 11,632,798	$ 8,731,633

Cash	200	200	400	-	-	200
Receivables:
Shareholder Subscriptions	-	-	-	7,582	524,168	-
Investments Sold	-	-	-	-	-	678,669
Dividends and Interest	99,517	22,306	51,010	48,573	936	9,222
Prepaid Expenses	3,784	3,975	3,636	6,341	211	2,838
Total Assets	14,206,285	8,096,139	19,224,819	29,655,934	12,158,113	9,422,562

Liabilities:
Payables:
Due to Adviser	11,703	9,450	21,074	21,909	11,868	10,831
Chief Compliance Officer Fees	2,390	1,554	2,388	-	424	1,110
Trustee Fees	306	306	1,074	299	226	304
Operating Services Fees	-	-	-	11,290	-	-
Shareholder Redemptions	-	-	5,206	47,602	47,505	5,000
Investments Purchased	-	-	-	-	1,202,471	338,010
Total Liabilities	14,399	11,310	29,742	81,100	1,262,494	355,255
Net Assets	$ 14,191,886	$ 8,084,829	$ 19,195,077	$ 29,574,834	$ 10,895,619	$ 9,067,307

Net Assets Consist of:
Paid In Capital	$ 13,263,714	$ 4,891,867	$ 18,944,412	$ 28,575,031	$ 11,551,543	$10,565,795
Distributable Earnings (Deficit)	928,172	3,192,962	250,665	999,803	(655,924)	(1,498,488)
Net Assets	$ 14,191,886	$ 8,084,829	$ 19,195,077	$ 29,574,834	$ 10,895,619	$ 9,067,307

Institutional Class Shares
Net Assets	$ 14,191,886	$ 8,084,829	$ 19,195,077	$ 16,021,335	$ 10,895,619	$ 9,067,307
Shares of beneficial interest outstanding (1)	1,309,981	765,104	1,929,875	3,000,391	1,080,104	1,000,232
Net asset value, offering and redemption price per share	$ 10.83	$ 10.57	$ 9.95	$ 5.34	$ 10.09	$ 9.07

Investor Class Shares
Net Assets				$13,553,499
Shares of beneficial interest outstanding (1)				2,729,587
Net asset value, offering and redemption price per share				$ 4.97

(1) Unlimited number of shares of beneficial interest with no par value, authorized.
The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

	Monteagle Fixed Income Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Smart Diversification Fund	The Texas Fund
Investment Income:
Dividends (net of $0, $0, $0, $2,117, $0 and $0 of foreign tax withheld)	$ 4,114	$ 121,258	$ 348,808	$ 401,822	$ 32,067	$ 83,897
Interest	254,784	-	-	-	-	-
Securities Lending	-	-	-	-	-	310
Total Investment Income	258,898	121,258	348,808	401,822	32,067	84,207

Expenses:
Advisory Fees	101,489	81,038	157,152	139,283	26,004	71,106
Chief Compliance Officer Fees	14,009	9,632	15,949	-	3,541	7,652
Trustee Fees	3,533	3,532	5,484	1,747	1,332	3,532
Legal Fees	-	-	990	-	-	-
Operating Services Fees	-	-	-	73,406	-	-
ICI Membership Fees	1,443	741	393	-	-	581
Total Expenses	120,474	94,943	179,968	214,436	30,877	82,871

Net Investment Income	138,424	26,315	168,840	187,386	1,190	1,336

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
Net Realized Gain (Loss) from Investments	450,994	2,477,638	3,354,618	319,866	30,889	(100,208)
Net Realized Gain from Options	-	-	-	-	-	90,039
Net Change in Unrealized Appreciation on Options				-	-	156,785
Net Change in Unrealized Appreciation (Depreciation) on Investments	(389,500)	(1,111,019)	(4,179,692)	(1,615,254)	(688,003)	(650,645)

Net Realized and Unrealized Gain (Loss) on Investments	61,494	1,366,619	(825,074)	(1,295,388)	(657,114)	(504,029)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 199,918	$1,392,934	$ (656,234)	$(1,108,002)	$ (655,924)	$502,693)

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	2/29/2020	8/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 138,424	$ 659,183
Net Realized Gain (Loss) from Investments	450,994	(101,261)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(389,500)	2,082,329
Net Increase in Net Assets Resulting from Operations	199,918	2,640,251

Distributions to Shareholders from:
Distributions:	(168,800)	(684,213)
Net Change in Net Assets from Distributions	(168,800)	(684,213)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	950	22,450
Shares Issued on Reinvestment of Dividends
Institutional Class	168,635	665,111
Cost of Shares Redeemed:
Institutional Class	(15,688,458)	(18,161,705)
Net Decrease from Shareholder Activity	(15,518,873)	(17,474,144)

Net Assets:
Net Decrease in Net Assets	(15,487,755)	(15,518,106)
Beginning of Period	29,679,641	45,197,747
End of Period	$ 14,191,886	$ 29,679,641

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	2/29/2020	8/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 26,315	$ 137,877
Net Realized Gain from Investments	2,477,638	2,526,429
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,111,019)	(5,635,424)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,392,934	(2,971,118)

Distributions to Shareholders from:
Distributions:	(1,785,333)	(5,145,579)
Net Change in Net Assets from Distributions	(1,785,333)	(5,145,579)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	138,800	164,638
Shares Issued on Reinvestment of Dividends
Institutional Class	27,207	390,486
Cost of Shares Redeemed:
Institutional Class	(8,163,841)	(6,258,016)
Net Decrease from Shareholder Activity	(7,997,834)	(5,702,892)

Net Assets:
Net Decrease in Net Assets	(8,390,233)	(13,819,589)
Beginning of Period	16,475,062	30,294,651
End of Period	$ 8,084,829	$ 16,475,062

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	2/29/2020	8/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 168,840	$ 81,862
Net Realized Gain from Investments	3,354,618	753,708
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,179,692)	(1,927,570)
Net Decrease in Net Assets Resulting from Operations	(656,234)	(1,092,000)

Distributions to Shareholders from:
Distributions:	(889,077)	(1,375,605)
Net Change in Net Assets from Distributions	(889,077)	(1,375,605)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	722,913	18,307,172*
Shares Issued on Reinvestment of Dividends
Institutional Class	88,570	227,512
Cost of Shares Redeemed:
Institutional Class	(6,858,028)	(3,406,032)
Net Increase (Decrease) from Shareholder Activity	(6,046,545)	15,128,652

Net Assets:
Net Increase (Decrease) in Net Assets	(7,591,856)	12,661,047
Beginning of Period	26,786,933	14,125,886
End of Period	$ 19,195,077	$ 26,786,933

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the Period	For the
	Months Ended	5/1/2019 to	Year Ended (a)
	2/29/2020	8/31/2019	4/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 187,386	$ 123,312	$ 307,354
Net Realized Gain from Investments	319,866	1,663,011	2,599,911
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,615,254)	(2,842,579)	500,996
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,108,002)	(1,056,256)	3,408,261

Distributions to Shareholders from:
Distributions:
Investor Class	(1,054,324)	(74,954)	(1,185,165)
Institutional Class	(1,102,511)	(100,847)	(956,578)
Net Change in Net Assets from Distributions	(2,156,835)	(175,801)	(2,141,743)

Capital Share Transactions:
Proceeds from Sale of Shares:
Investor Class	220,990	303,612	1,000,053
Institutional Class	1,504,038	207,934	3,772,722
Shares Issued on Reinvestment of Dividends
Investor Class	1,040,501	74,023	1,166,504
Institutional Class	1,102,511	100,847	956,579
Cost of Shares Redeemed:
Investor Class	(4,411,727)	(1,413,796)	(4,515,422)
Institutional Class	(1,074,788)	(382,374)	(5,867,275)
Net Decrease from Shareholder Activity	(1,618,475)	(1,109,754)	(3,486,839)

Net Assets:
Net Decrease in Net Assets	(4,883,312)	(2,341,811)	(2,220,321)
Beginning of Year/Period	34,458,146	36,799,957	39,020,278
End of Year/Period	$ 29,574,834	$ 34,458,146	$ 36,799,957

(a) Prior to May 1, 2019, the Fund was known as The Henssler Equity Fund.

The accompanying notes are an integral part of these financial statements.

SMART DIVERSIFICATION FUND

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
For the
Period Ended
2/29/2020 (a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,190
Net Realized Gain from Investments	30,889
Net Change in Unrealized Appreciation (Depreciation) on Investments	(688,003)
Net Decrease in Net Assets Resulting from Operations	(655,924)

Distributions to Shareholders from:
Distributions:	-
Net Change in Net Assets from Distributions	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	11,715,988
Shares Issued on Reinvestment of Dividends
Institutional Class	-
Cost of Shares Redeemed:
Institutional Class	(164,445)
Net Increase from Shareholder Activity	11,551,543

Net Assets:
Net Increase in Net Assets	10,895,619
Beginning of Period	-
End of Period	$ 10,895,619

(a) For period September 3, 2019 (commencement of operations) through February 29, 2020.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	2/29/2020	8/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 1,336	$ (1,261)
Net Realized Loss from Investments and Options	(10,169)	(827,590)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	(493,860)	(1,442,011)
Net Decrease in Net Assets Resulting from Operations	(502,693)	(2,270,862)

Distributions to Shareholders from:
Distributions:	-	(201,671)
Return of Capital	-	(27,662)
Net Change in Net Assets from Distributions	-	(229,333)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	385,422	698,505
Shares Issued on Reinvestment of Dividends
Institutional Class	-	206,188
Cost of Shares Redeemed:
Institutional Class	(641,122)	(1,023,526)
Net Decrease from Shareholder Activity	(255,700)	(118,833)

Net Assets:
Net Decrease in Net Assets	(758,393)	(2,619,028)
Beginning of Period	9,825,700	12,444,728
End of Period	$ 9,067,307	$ 9,825,700

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

	(Unaudited)
	Six Months
	Ended		Years Ended
Institutional Class Shares	2/29/2020		8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Period	$ 10.69		$ 10.13	$ 10.44	$ 10.61	$ 10.38	$ 10.44

Income (Loss) From Investment Operations:
Net Investment Income	0.07	*	0.17*	0.13*	0.13*	0.13	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	0.15		0.57	(0.29)	(0.17)	0.23	(0.06)
Total from Investment Operations	0.22		0.74	(0.16)	(0.04)	0.36	0.08

Distributions:
From Net Investment Income	(0.08)		(0.18)	(0.15)	(0.13)	(0.13)	(0.14)
Total from Distributions	(0.08)		(0.18)	(0.15)	(0.13)	(0.13)	(0.14)

Net Asset Value, at End of Period	$ 10.83		$ 10.69	$ 10.13	$ 10.44	$ 10.61	$ 10.38

Total Return **	2.11%	(b)	7.35%	(1.57)%	(0.37)%	3.51%	0.72%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 14,192		$29,680	$ 45,198	$49,935	$52,237	$49,851
Ratio of Expenses to Average Net Assets	1.15%	(a)	1.06%	1.05%	1.05%	1.07%	1.05%
Ratio of Net Investment Income to Average Net Assets	1.32%	(a)	1.65%	1.31%	1.10%	1.12%	1.23%
Portfolio Turnover	0%	(b)	13%	12%	9%	12%	15%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

	(Unaudited)
	Six Months
	Ended		Years Ended
Institutional Class Shares	2/29/2020		8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Period	$ 11.49		$ 15.75	$ 14.41	$ 13.21	$ 13.16	$ 12.99

Income (Loss) From Investment Operations:
Net Investment Income	0.02	*	0.08*	0.03*	0.05*	0.04	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	0.61		(1.67)	2.47	2.09	0.90	0.26
Total from Investment Operations	0.63		(1.59)	2.50	2.14	0.94	0.31

Distributions:
From Net Investment Income	(0.01)		(0.07)	(0.04)	(0.05)	(0.05)	(0.02)
From Net Realized Gain	(1.54)		(2.60)	(1.12)	(0.89)	(0.84)	(0.12)
Total from Distributions	(1.55)		(2.67)	(1.16)	(0.94)	(0.89)	(0.14)

Net Asset Value, at End of Period	$ 10.57		$ 11.49	$ 15.75	$ 14.41	$ 13.21	$ 13.16

Total Return **	4.63%	(b)	(8.86)%	18.13%	17.23%	7.52%	2.43%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,085		$16,475	$30,295	$27,079	$24,781	$24,763
Ratio of Expenses to Average Net Assets	1.41%	(a)	1.32%	1.29%	1.32%	1.34%	1.31%
Ratio of Net Investment Income to Average Net Assets	0.39%	(a)	0.61%	0.19%	0.34%	0.36%	0.36%
Portfolio Turnover	0%	(b)	42%	67%	31%	34%	25%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

	(Unaudited) Six Months Ended 2/29/2020

			Years Ended
Institutional Class Shares			8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Period	$ 11.05		$ 13.66	$ 12.69	$ 11.83	$ 15.86	$ 18.66

Income (Loss) From Investment Operations:
Net Investment Income	0.08	*	0.07*	0.09*	0.23*	0.09	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.79)		(1.49)	1.64	0.98	0.22	(0.87)
Total from Investment Operations	(0.71)		(1.42)	1.73	1.21	0.31	(0.72)

Distributions:
From Net Investment Income	(0.06)		(0.07)	(0.24)	(0.07)	(0.13)	(0.15)
From Net Realized Gain	(0.33)		(1.12)	(0.52)	(0.28)	(4.21)	(1.93)
Total from Distributions	(0.39)		(1.19)	(0.76)	(0.35)	(4.34)	(2.08)

Net Asset Value, at End of Period	$ 9.95		$ 11.05	$ 13.66	$ 12.69	$ 11.83	$ 15.86

Total Return **	(7.05)%	(b)	(9.76)%	13.97%	10.17%	4.75%	(4.10)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 19,195		$26,787	$14,126	$12,267	$10,318	$13,689
Ratio of Expenses to Average Net Assets	1.37%	(a)	1.36%	1.36%	1.39%	1.43%	1.35%
Ratio of Net Investment Income to Average Net Assets	1.28%	(a)	0.60%	0.68%	1.84%	0.87%	0.87%
Portfolio Turnover	81%	(b)	81%	173%	127%	25%	62%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

	(Unaudited)
	Six Months		Period
	Ended		Ended (c)		Years Ended
Investor Class Shares	2/29/2020		8/31/2019		4/30/2019†	4/30/2018†	4/30/2017†	4/30/2016†	4/30/2015†

Net Asset Value, at Beginning of Year/Period	$ 5.56		$ 5.75		$ 5.61	$ 6.00	$ 5.95	$ 9.69	$ 14.29

Income (Loss) From Investment Operations:
Net Investment Income *	0.02		0.02		0.03	0.01	0.03	0.05	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.22)		(0.19)		0.45	0.23	0.75	(0.18)^	1.18
Total from Investment Operations	(0.20)		(0.17)		0.48	0.24	0.78	(0.13)	1.25

Distributions:
From Net Investment Income	(0.01)		(0.02)		(0.01)	(0.05)	(0.04)	(0.06)	(0.11)
From Net Realized Gain	(0.38)		-		(0.33)	(0.58)	(0.69)	(3.55)	(5.74)
Total from Distributions	(0.39)		(0.02)		(0.34)	(0.63)	(0.73)	(3.61)	(5.85)

Net Asset Value, at End of Year/Period	$ 4.97		$ 5.56		$ 5.75	$ 5.61	$ 6.00	$ 5.95	$ 9.69

Total Return **	(4.28)%	(b)	(2.92)%	(b)	9.54%	3.56%	13.26%	0.25%	8.21%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 13,553		$18,158		$19,848	$21,556	$27,059	$29,947	$ 50,383
Ratio of Expenses to Average Net Assets	1.55%	(a)	1.49%	(a)	1.53%	1.55%	1.47%	1.47%	1.37%
Ratio of Net Investment Income to Average Net Assets	0.87%	(a)	0.80%	(a)	0.60%	0.12%	0.50%	0.63%	0.51%
Portfolio Turnover	2%	(b)	51%	(b)	62%	6%	146%	155%	58%

† Formerly The Henssler Equity Fund.

^ The amount of net realized and unrealized gain on investment per share for the period ended April 30, 2016 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

Institutional Class Shares	(Unaudited) Six Months Ended 2/29/2020		Period Ended (c) 8/31/2019

					Years Ended
					4/30/2019†	4/30/2018†	4/30/2017†	4/30/2016†	4/30/2015†

Net Asset Value, at Beginning of Year/Period	$ 5.94		$ 6.15		$ 5.97	$ 6.33	$ 6.24	$ 9.98	$ 14.55

Income (Loss) From Investment Operations:
Net Investment Income *	0.04		0.03		0.07	0.04	0.06	0.09	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.24)		(0.20)		0.47	0.25	0.78	(0.18)^	1.21
Total from Investment Operations	(0.20)		(0.17)		0.54	0.29	0.84	(0.09)	1.34

Distributions:
From Net Investment Income	(0.02)		(0.04)		(0.03)	(0.07)	(0.06)	(0.10)	(0.17)
From Net Realized Gain	(0.38)		-		(0.33)	(0.58)	(0.69)	(3.55)	(5.74)
Total from Distributions	(0.40)		(0.04)		(0.36)	(0.65)	(0.75)	(3.65)	(5.91)

Net Asset Value, at End of Year/Period	$ 5.34		$ 5.94		$ 6.15	$ 5.97	$ 6.33	$ 6.24	$ 9.98

Total Return **	(4.06)%	(b)	(2.83)%	(b)	10.02%	4.22%	13.66%	0.79%	8.79%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 16,021		$16,300		$ 16,952	$ 17,465	$ 15,614	$13,654	$ 13,480
Ratio of Expenses to Average Net Assets	1.05%	(a)	1.00%	(a)	1.03%	1.05%	0.97%	0.98%	0.87%
Ratio of Net Investment Income to Average Net Assets	1.37%	(a)	1.29%	(a)	1.09%	0.61%	1.00%	1.11%	0.98%
Portfolio Turnover	2%	(b)	51%	(b)	62%	6%	146%	155%	58%

† Formerly The Henssler Equity Fund.

^ The amount of net realized and unrealized gain on investment per share for the period ended April 30, 2016 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SMART DIVERSIFICATION FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Period
	Ended
Institutional Class Shares	2/29/2020 (a)

Net Asset Value, at Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.00	***
Net Gain (Loss) on Securities (Realized and Unrealized)	0.09	^
Total from Investment Operations	0.09

Distributions:
From Net Investment Income	-
From Net Realized Gain	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 10.09

Total Return **	0.90%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,896
Ratio of Expenses to Average Net Assets	1.69%	(b)
Ratio of Net Investment Income to Average Net Assets	0.07%	(b)
Portfolio Turnover	44%	(c)

(a) For period September 3, 2019 (commencement of operations) through February 29, 2020.

(b) Annualized.

(c) Not Annualized.

^ The amount of net realized and unrealized gain on investment per share for the period ended February 29, 2020 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

	(Unaudited)
	Six Months
	Ended		Years Ended
Institutional Class Shares	2/29/2020		8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Period	$ 9.58		$ 11.97	$ 9.38	$ 8.88	$ 8.92	$ 10.91

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	-	(*)(***)	- *	0.02*	(0.03)*	(0.03)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.51)		(2.17)	2.57	0.53	(0.01)	(1.65)
Total from Investment Operations	(0.51)		(2.17)	2.59	0.50	(0.04)	(1.68)

Distributions:
From Net Investment Income	-		- ***	-	-	-	-
From Return of Capital	-		(0.03)	-	-	-
From Net Realized Gain	-		(0.19)	-	-	-	(0.31)
Total from Distributions	-		(0.22)	-	-	-	(0.31)

Net Asset Value, at End of Period	$ 9.07		$ 9.58	$11.97	$ 9.38	$ 8.88	$ 8.92

Total Return **	(5.32)%	(b)	(18.12)%	27.61%	5.63%	(0.45)%	(15.53)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,067		$ 9,826	$12,445	$ 9,934	$ 9,492	$ 11,014
Ratio of Expenses to Average Net Assets	1.69%	(a)	1.64%	1.61%	1.66%	1.71%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03%	(a)	(0.01%)	0.18%	(0.29%)	(0.37)%	(0.33)%
Portfolio Turnover	132%	(b)	83%	44%	40%	48%	59%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2020 (UNAUDITED)

 1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Fixed Income Fund

Monteagle Quality Growth Fund

Monteagle Select Value Fund

Monteagle Opportunity Equity Fund

Smart Diversification Fund

The Texas Fund

The Monteagle Fixed Income Fund (“Fixed Income Fund”), Monteagle Quality Growth Fund (“Quality Growth Fund”), Monteagle Select Value Fund (“Select Value Fund”), Monteagle Opportunity Equity Fund (“Opportunity Equity Fund”), Smart Diversification Fund (“Smart Diversification Fund”) and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The principal investment objective of the Fixed Income Fund is total return. The principal investment objective of each of Quality Growth Fund, Select Value Fund, Opportunity Equity Fund and Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation. The principal investment objective of the Smart Diversification Fund is total return through a combination of capital appreciation and income.

The Funds are authorized to offer one class of shares, Class I shares, except the Opportunity Equity Fund has an Investor Class and Institutional Class shares.

The Smart Diversification Fund commenced investment operations on September 3, 2019.

On March 22, 2019, the Board of Trustees of The Henssler Equity Fund, Investor Class and Institutional Class, together “Henssler Equity Fund,” approved the reorganization of Henssler Equity Fund with and into Monteagle Opportunity Equity Fund, Investor Class and Institutional Class, together “Opportunity Equity Fund.” The reorganization provided for the transfer of assets of Henssler Equity Fund to Opportunity Equity Fund and the assumption of the liabilities of the Hensser Equity Fund by the Opportunity Equity Fund.  The reorganization was effective as of the close of business on May 24, 2019. The reorganization was a tax-free transaction for the Fund and its shareholders (which means that no gain or loss would be recognized directly by Henssler Equity Fund or its shareholders as a result of the reorganization); and Henssler Equity Fund and Opportunity Equity Fund have substantially similar investment objectives, principal investment strategies, and risks.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks, exchange-traded funds and real estate investment trusts, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of the same or similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 29, 2020:

Fixed Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Corporate Bonds (b)	$ -	$ 9,118,100	$ 9,118,100
U.S. Government Agencies and Obligations	-	4,930,716	4,930,716
Money Market Fund	53,968	-	53,968
Totals	$ 53,968	$ 14,048,816	$14,102,784

Quality Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 7,254,756	-	$ 7,254,756
Money Market Fund	814,902	-	814,902
Totals	$ 8,069,658	-	$ 8,069,658

Select Value Fund

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 17,978,501	$ -	$ 17,978,501
Money Market Fund	1,191,272	-	1,191,272
Totals	$ 19,169,773	$ -	$ 19,169,773

Opportunity Equity Fund
	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Security Classification (a)
Common Stocks (b)	$ 25,330,848	$ -	$ 25,330,848
Real Estate Investment Trusts	3,474,361	-	3,474,361
Money Market Fund	788,229	-	788,229
Totals	$ 29,593,438	$ -	$ 29,593,438

Smart Diversification Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds	$ 10,953,352	$ -	$ 10,953,352
Money Market Fund	679,446	-	679,446
Totals	$ 11,632,798	$ -	$ 11,632,798

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 7,551,852	$ -	$ 7,551,852
Money Market Fund	889,531	-	889,531
Purchased Options	290,250	-	290,250
Totals	$ 8,731,633	$ -	$ 8,731,633

(a)

As of and during the six months ended February 29, 2020, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Options transactions — The Texas Fund (the “Fund”) may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Fund.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Fund may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 10 for additional risks associated with options transactions.

All options purchased by the Texas Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At February 29, 2020, the Texas Fund had purchased call options valued at $41,400, and purchased put options valued at $248,850, for a total of $290,250 which is presented within Investment Securities at Fair Value on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations during the six months ended February 29, 2020 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain on Derivatives recognized in income
Texas Fund	Call and put options purchased	Net realized gain from options	$ 90,039

Texas Fund	Call and put options purchased	Net change in unrealized appreciation on options	$ 156,785

For the six months ended February 29, 2020, the Texas Fund purchased 650 call option contracts and 1,315 put option contracts.  For the six months ended February 29, 2020 the Texas Fund wrote no option contracts. The number of purchased contracts is representative of the volume of activity for these derivative types during the period.

Security Loans — The Funds, except for the Opportunity Equity Fund, have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the prior day’s fair value of loaned securities. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. The remaining contractual maturity of all securities lending transactions are

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

overnight and continuous. Securities lending income is disclosed in the Funds’ Statements of Operations. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for losses incurred due to a borrower’s failure to comply with the terms of the securities lending agreement.

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of the cash collateral received.

The Fixed Income Fund, Quality Growth Fund, Select Value Fund, Opportunity Equity Fund, Smart Diversification Fund, and Texas Fund did not have any securities loaned at February 29, 2020.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Real Estate Investment Trusts (REIT) — Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs, whose underlying properties are concentrated in a particular industry or region, are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

The Funds may not purchase or sell real estate or interests in real estate, including real estate limited partnerships; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Dividends and Distributions to Shareholders — Distributions of net investment income to shareholders are declared daily and paid monthly by the Fixed Income Fund. Net investment income distributions, if any, for Quality Growth Fund, Select Value Fund, Opportunity Equity Fund and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended February 29, 2020, and for the year ended August 31, 2019 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain		Return of Capital
	2020	2019	2020	2019	2020	2019
Fixed Income Fund	$ 168,800	$ 684,213	$ -	$ -	$ -	$ -
Quality Growth Fund	20,263	697,532	1,765,070	4,448,047	-	-
Select Value Fund	771,246	1,375,605	117,831	-	-	-
Texas Fund	-	2,710	-	198,961	-	27,662

The Smart Diversification Fund did not pay a distribution for the period September 3, 2019 (commencement of operations) through February 29, 2020.

The tax character of distributions paid during the six months ended February 29, 2020, period May 1, 2019 through August 31, 2019, and prior fiscal year ended April 30, 2019 were as follows:

Fund	Ordinary Income			Long-Term Capital Gain
	2020	5/1/2019 – 8/31/2019	2019	2020	5/1/2019 – 8/31/2019	2019
Opportunity Equity Fund *	$ 176,149	$ 175,801	$ 139,829	$ 1,980,686	$ -	$ 2,001,914

* Prior to May 24, 2019, the Opportunity Equity Fund was known as the Henssler Equity Fund.  The Henssler Equity Fund’s fiscal year end was April 30, 2019.

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses — Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares of the Opportunity Equity Fund based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) serves as the investment adviser to the Funds pursuant to a Management Agreement (“Management Agreement”) with the Trust. Subject to the general oversight of the Board of Trustees (“Trustees”), the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Fixed Income Fund	Quality Growth Fund	Select Value Fund	Opportunity Equity Fund	Smart Diversification Fund	Texas Fund
Up to and including $10 million	0.965%	1.200%	1.200%	0.850%	1.450%	1.450%
From $10 million up to and including $25 million	0.965%	1.200%	1.200%	0.850%	1.250%	1.350%
From $25 up to and including $50 million	0.965%	1.115%	1.115%	0.800%	1.150%	1.250%
From $50 up to and including $100 million	0.845%	0.975%	0.975%	0.750%	1.000%	1.100%
Over $100 million	0.775%	0.875%	0.875%	0.700%	0.900%	0.950%

Under the terms of the Funds’ Management Agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: costs of membership in trade associations; SEC registration fees and related expenses; brokerage; taxes; borrowing costs (such as (a) interest and (b) dividend expense on securities sold short); litigation expenses; fees and expenses of non-interested Trustees; the compensation of the Trust’s Chief Compliance Officer’s (“CCO”) services (except for the CCO compensation for the Opportunity Equity Fund which is paid by the Advisor); and extra ordinary expenses. The Funds may also pay 100% of any extraordinary expenses associated with the CCO’s duties including extraordinary expenses associated with retention or other bonuses.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

For the six months or period ended February 29, 2020, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 29, 2020
Fixed Income Fund	$ 101,489	$ 11,703
Quality Growth Fund	81,038	9,450
Select Value Fund	157,152	21,074
Opportunity Equity Fund	139,283	21,909
Smart Diversification Fund	26,004*	11,868
Texas Fund	71,106	10,831

*For the period September 3, 2019 (commencement of operations) to February 29, 2020.

In addition to the Management Agreement, the Adviser has entered into an Operating Services Agreement (the “Services Agreement”) with the Trust to provide, or make arrangements for the provision of, virtually all day-to-day operational services to the Opportunity Equity Fund. The Opportunity Equity Fund will pay a Services Agreement fee equal to 0.70% of the average net assets of the Investor Class Shares and 0.20% of average net assets of the Institutional Class Shares. For the six months ended February 29, 2020, Services Agreement fees paid to the Adviser were $73,406 for the Opportunity Equity Fund.

An officer of Nashville Capital is also an officer of the Trust.

Fixed Income Fund — Nashville Capital has retained Howe & Rusling Inc. (“H&R”) to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

Quality Growth Fund — Nashville Capital has retained H&R to serve as the sub-adviser to Quality Growth Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets.

Select Value Fund — Nashville Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Nashville Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Opportunity Equity Fund — Nashville Capital has retained G.W. Henssler & Associates, Ltd. (“Henssler”) to serve as the sub-adviser to Opportunity Equity Fund. Nashville Capital has agreed to pay Henssler an annual advisory fee of 0.25% of average daily net assets up to $25 million, 0.50% of such assets over $25 million.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Smart Diversification Fund — Nashville Capital has retained Luken Investment Analytics, LLC (“LIA”), to serve as the sub-adviser to Smart Diversification Fund. Nashville Capital has agreed to pay LIA an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.50% of such assets over $10 million.

Texas Fund — Nashville Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Nashville Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Mutual Shareholder Services, LLC (“MSS”) provides fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Operating Service Agreement - Opportunity Equity Fund

The Trust has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to the Opportunity Equity Fund (“The Fund”). Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent trustees’ fees and expenses, independent trustees’ legal fees, premiums for trustees’ liability insurance covering the Trust’s independent trustees, the Trust’s allocable share of the salary and related costs for the Company’s Chief Compliance Officer, and extraordinary expenses. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% for the Investor Class and 0.20% for the Institutional Class as applied to the classes’ daily average net assets. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statement of Operations. Payables for the Operating Service Agreement are reflected in the Statement of Assets and Liabilities.

Distribution Agreement

Arbor Court Capital serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays $5,000 with the remaining $69,000 allocated to the Funds based on aggregate average daily net assets. The Opportunity Equity Fund was not included in this agreement for the six months ended February 29, 2020.

4. SECURITIES TRANSACTIONS

During the six months or period ended February 29, 2020, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Fixed Income Fund	$ -	$ 9,950,698
Quality Growth Fund	-	10,185,581
Select Value Fund	7,189,287	10,145,783
Opportunity Equity Fund	533,755	4,452,849
Smart Diversification Fund *	13,524,746	1,914,281
Texas Fund	6,590,595	7,715,096

* For the period September 3, 2019 (commencement of operations) through February 29, 2020.

The cost of purchases and proceeds from sales of U.S. government securities by the Fixed Income Fund were $0 and $2,688,166, respectively. There were no purchases or sales of U.S. government securities made by the Quality Growth Fund, Select Value Fund, Opportunity Equity Fund, Smart Diversification Fund, or Texas Fund.

5. TAX MATTERS

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends, in each calendar year, at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings (deficit) are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2019, the Funds’ most recent fiscal year end, was as follows:

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings/ (Deficit)
Fixed Income Fund	$ 1,188,749	$ 4,946	$ -	$ (296,640)	$ -	$ -	$ 897,054
Quality Growth Fund	2,547,276	-	1,038,085	-	-	-	3,585,361
Select Value Fund	1,130,202	552,643	113,131	-	-	-	1,795,976
Opportunity Equity Fund	2,422,730	75,266	1,766,644	-	-	-	4,264,640
Texas Fund	(170,700)	-	-	-	-	(825,095)	(995,795)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and real estate investment trusts. Permanent book and tax differences, primarily attributable to merger related adjustments, resulted in reclassification for the Funds for the fiscal year ended August 31, 2019 as follows:

Fund	Paid-in Capital	Total Distributable Earnings/ (Deficit)
Select Value Fund	$ (35,850)	$ 35,850

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Texas Fund incurred and elected to defer $825,095 of such capital losses.

As of August 31, 2019, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term.

Fund	Non-Expiring Long-Term	Non-Expiring Short-Term	Total	Utilized
Fixed Income Fund	$ 296,640	$ -	$ 296,640	$ -

The following information is based upon the federal income tax cost of the investment securities as of February 29, 2020:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$ 13,303,535	$ 799,249	$ (-)	$ 799,249
Quality Growth Fund	6,575,208	2,183,839	(689,389)	1,494,450
Select Value Fund	22,255,113	683,125	(3,768,465)	(3,085,340)
Opportunity Equity Fund	28,786,135	2,925,585	(2,118,282)	807,303
Smart Diversification Fund	12,320,801	43,997	(732,000)	(688,003)
Texas Fund	9,387,639	778,408	(1,434,414)	(656,006)

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended February 29, 2020, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2016.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2020, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of February 29, 2020
Fixed Income Fund	Mitra & Co.	100%
Quality Growth Fund	Maril & Co.	97%
Select Value Fund	Maril & Co.	43%
Select Value Fund	NFS, LLC	41%
Opportunity Equity Fund	Benefit Trust Co.	39%
Smart Diversification Fund	LPL Financial Services	76%
Texas Fund	NFS, LLC	70%

 7. CAPITAL SHARE TRANSACTIONS

Fixed Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 29, 2020
Institutional Class
Shares	90	(1,481,393)	15,831	1,309,981
Value	$ 950	$(15,688,458)	$ 168,635

For the fiscal year ended:
August 31, 2019
Institutional Class
Shares	2,241	(1,751,166)	64,635	2,775,453
Value	$ 22,450	$(18,161,705)	$ 665,111

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Quality Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 29, 2020
Institutional Class
Shares	12,029	(683,724)	2,402	765,104
Value	$ 138,800	$(8,163,841)	$ 27,207

For the fiscal year ended:
August 31, 2019
Institutional Class
Shares	12,229	(537,535)	36,357	1,434,397
Value	$ 164,638	$(6,258,016)	$ 390,486

Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 29, 2020
Institutional Class
Shares	70,605	(573,112)	7,264	1,929,875
Value	$ 722,913	$(6,858,028)	$ 88,570

For the fiscal year ended:
August 31, 2019
Institutional Class
Shares	1,651,927 *	(283,250)	21,975	2,425,118
Value	$ 18,307,172 *	$(3,406,032)	$ 227,512

* Includes $15,217,722 and 1,388,479 shares from the tax-free exchange of the Monteagle Value Fund that occurred on August 29, 2019.

Opportunity Equity Fund – Institutional Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 29, 2020
Institutional Class
Shares	248,718	(176,186)	183,543	3,000,391
Value	$ 1,504,038	$(1,074,788)	$ 1,102,511

For the period May 1, 2019 through
August 31, 2019
Institutional Class
Shares	34,385	(63,064)	16,808	2,744,316
Value	$ 207,934	$ (382,374)	$ 100,847

For the fiscal year ended:
April 30, 2019
Institutional Class
Shares	636,928	(984,936)	179,470	2,756,187

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Value	$ 3,772,722	$(5,867,275)	$ 956,579
Opportunity Equity Fund – Investor Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 29, 2020
Investor Class
Shares	38,570	(763,196)	186,324	2,729,587
Value	$ 220,990	$(4,411,727)	$ 1,040,501

For the period May 1, 2019 through
August 31, 2019
Investor Class
Shares	53,561	(250,363)	13,171	3,267,889
Value	$ 303,612	$(1,413,796)	$74,023

For the fiscal year ended:
April 30, 2019
Investor Class
Shares	177,883	(799,826)	233,769	3,451,520
Value	$1,000,053	$(4,515,422)	$ 1,166,504

Smart Diversification Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the period September 3, 2019 (commencement of operations) through
February 29, 2020
Institutional Class
Shares	1,095,688	(15,584)	-	1,080,104
Value	$ 11,715,988	$ (164,445)	$ -

Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 29, 2020
Institutional Class
Shares	40,219	(65,300)	-	1,000,232
Value	$ 385,422	$ (641,122)	$ -

For the fiscal year ended:
August 31, 2019
Institutional Class
Shares	66,633	(102,829)	21,473	1,025,313
Value	$ 698,505	$(1,023,526)	$ 206,188

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

10. OPTIONS RISK

The Texas Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Texas Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Texas Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Texas Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Texas Fund. See Note 2 for additional disclosures related to options transactions.

11.  AGREEMENT AND PLAN OF REORGANIZATION

On August 29, 2019, shareholders of Monteagle Value Fund, “Value,” approved the reorganization of Value with and into Select Value Fund, “Select Value.”  The purpose of the reorganization was to combine two funds managed by Nashville Capital Corporation, the investment adviser of both funds, with comparable investment objectives and strategies.  The reorganization provided for the transfer of assets of Value to Select Value and the assumption of the liabilities of Value by Select Value.  The reorganization was effective as of the close of business on August 29, 2019.  For each share of Value Fund,

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

shareholders received 1.27 shares of Select Value Fund.  The following table illustrates the specifics of the reorganization:

Value Net Assets	Shares Issued to Shareholders of Value	Select Value Net Assets	Combined Net Assets	Tax Status of Transfer
$15,217,722 (1)	1,388,479	$11,363,259	$26,580,981	Non-taxable

(1)  Includes net unrealized appreciation on investments in the amounts of $2,601,105.

For financial reporting purposes, assets received and shares issued by Select Value were recorded at fair value; however, the cost basis of the investments received from Value was carried forward to align ongoing reporting of Select Value’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the reorganization had been completed on September 1, 2018, the beginning of the reporting period, the pro forma results of operations for the year ended August 31, 2019 would have been as follows:

Net investment income	$ 458,198
Net realized gain on investments	2,376,756
Change in net unrealized depreciation on investments	925,561
Net increase in net assets resulting from operations	3,760,515

Because Select Value has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Value and Select Value Funds that have been included in Select Value’s Statements of Operations since August 29, 2019.

12. LEGAL PROCEEDINGS

In the two-step leveraged buyout, the Tribune Company (“Tribune”) purchased all of its outstanding stock from its Shareholders (including Select Value Fund (“the Fund”) for about $ 8 billion.  Soon after the LBO was completed, Tribune experienced serious financial difficulties. As a result of this financial distress, Tribune and many of its subsidiaries filed for Chapter 11 bankruptcy.  A litigation trustee was appointed, who has brought claims on behalf of Tribune’s unsecured creditors.  Among the claims are against the former shareholders of Tribune, like the Fund.  As is discussed below, at present those claims are dismissed.  In addition, certain noteholders of Tribune also brought claims against the shareholders.  Those claims, too, are presently dismissed.

The theory of the claims is that the LBO was a fraudulent transfer under federal or state law.  The plaintiffs allege both that the LBO was a “constructively” fraudulent transfer and an “actually” fraudulent transfer.  A constructively fraudulent transfer is a transfer for less than reasonably equivalent value whereas actual fraud is more traditional fraud.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

The case is being litigated in the United States District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit.  At present, all claims have been dismissed.

On September 23, 2013, the District Court granted the defendants’ motion to dismiss the noteholder creditors’ state-law fraudulent conveyance claims finding that Section 362(a)(1) of the Bankruptcy Code deprives individual creditors of standing to challenge the same transactions that the bankruptcy trustee was simultaneously seeking to avoid. On March 29, 2016, the Court of Appeals for the Second Circuit affirmed on different grounds, holding that Section 362(a)(1) did not deprive the creditors of standing, but that their state law fraudulent conveyance claims were preempted by the Section 546(e) safe harbor provision of the Bankruptcy Code.  However, the Second Circuit, in 2018, recalled the mandate of this decision in anticipation of further review, in light of an intervening U.S. Supreme Court decision on the scope of the safe harbor.

On January 6, 2017, the District Court dismissed the actual fraud claims. The January 2017 Opinion declined to impute the intent of Tribune’s officers to Tribune for purposes of the Trustee’s actual fraudulent conveyance claim, and determined that, although the Independent Directors' intent could be imputed to the Company, the Trustee had not sufficiently alleged that the Independent Directors acted with fraudulent intent.  This opinion will be reviewed by the Court of Appeals.

On April 23, 2019, the District Court denied the Litigation Trustee’s motion to amend his complaint to assert a constructive fraudulent transfer claim under federal law.  The District Court ruled that the Trustee’s federal constructive fraudulent transfer claims were still barred by § 546(e) because Tribune hired a commercial bank to serve as exchange agent for the transfers. As a “customer” of a “financial institution,” the court reasoned, Tribune itself became a “financial institution,” thereby triggering application of the safe harbor.  This ruling was appealed to the Second Circuit. On December 19, 2019, the Second Circuit affirmed the dismissal, reasoning that Tribune was a customer of a financial institution.

Thus, at present, all claims against the Fund and other Exhibit A shareholder defendants have been dismissed.  Since the case is presently dismissed, no discovery is occurring.

It is not expected that the cases discussed above will have a material adverse impact on the Fund’s financial position, results of operation, or cash flows; however, these litigation matters are subject to inherent uncertainties and the views of these matters with respect to any impact to the Fund may change in the future.

NOTE 13. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

14. SUBSEQUENT EVENTS

On March 15, 2020, the Quality Growth Fund declared a dividend from net investment income of $4,910, which was payable on March 16, 2020.

On March 15, 2020, the Select Value Fund declared a dividend from net investment income of $70,839, which was payable on March 16, 2020.

On March 15, 2020, the Opportunity Equity Fund declared a dividend from net investment income of $70,980 for the Institutional Class Shares and $45,785 for the Investor Class Shares, which was payable on March 16, 2020.

On March 15, 2020, the Texas Fund declared a dividend from net investment income of $7,946, which was payable on March 16, 2020.

On March 30, 2020, the Fixed Income Fund declared a dividend from net investment income of $15,182, which was payable on March 31, 2020.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require disclosure.

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES

FEBRUARY 29, 2020 (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period September 1, 2019 and held until the end of the period February 29, 2020. Smart Diversification Fund’s period is inception date September 3, 2019 and held until end of the period February 29, 2020.

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Monteagle Fixed Income Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$1,021.12	$5.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.14	$5.77

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Monteagle Quality Growth Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$1,046.33	$7.17
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.85	$7.07

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Monteagle Select Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$929.49	$6.57
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.05	$6.87

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Monteagle Opportunity Equity Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$957.19	$7.54
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.16	$7.77

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

* Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Monteagle Opportunity Equity Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$959.35	$5.12
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.64	$5.27

* Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Smart Diversification Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 3, 2019	February 29, 2020	September 3, 2019 to February 29, 2020

Actual	$1,000.00	$1,009.00	$8.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.28	$8.38

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 180/366 (to reflect the one-half year period).

The Texas Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$946.76	$8.18
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.46	$8.47

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST

FEBRUARY 29, 2020 (UNAUDITED)

 The business and affairs of the Trust are managed under the direction of the Board of Trustees (“Trustees” or the “Board”) in compliance with the laws of the state of Delaware. The Board has three Trustees and each Trustee is a disinterested Trustee. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees. Based on the experiences of the Trustees as described below, the Trust concluded that each of the individuals described below should serve as a Trustee.  The address of each trustee and officer is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

DISINTERESTED TRUSTEES
Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Larry J. Anderson, CPA 1948	Trustee	Since 11-29-02*	Certified Public Accountant, Anderson & West, P.C., 1985 to present	6	None
David J. Gruber , CPA 1963	Trustee	Since 10-21-15**	Director of Risk Advisory Services, Holbrook & Manter (CPA firm) 2016 to present; President, DJG Financial Consulting, 2007 to 2016	6

Board member for the State Teachers Retirement System of Ohio, 2018 to present; Independent Trustee for Asset Management Funds (5 Funds), Audit Committee Chair, Valuation Committee member from 2015 to present; Independent Trustee of Cross Shore Discovery Fund, 2014 to present; Independent Trustee of Fifth Third Funds, 2003-2012; Trustee, Oak Associates Funds, 2019 to present (7 portfolios)

Jeffrey W. Wallace, JD, CPA, CFP 1964	Trustee	Since 10-21-15**	Senior Director of Operations, Baylor University Office of Investments, 2009 to present	6	None

*Members of the Board of Trustees that were elected by shareholders on November 29, 2002.

**Members of the Board of Trustees that were elected by shareholders on January 21, 2016.

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

The following table provides information regarding the officers of the Trust.

EXECUTIVE OFFICERS
NAME AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
Paul B. Ordonio, JD 1967	President, CCO	Since 11-01-02

Monteagle Funds, President/CCO from 11/02 to present; Nashville Capital Corporation, VP of Development, 05/09 to present; Matrix Capital Group, Representative 05/09 to 10/17; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Blue Horse Financial Advisors, Secretary from 07/15 to 01/17; PJO Holdings, LLC from 07/15 to present; N2Development, Counsel 01/19 to present.

Brandon M. Pokersnik 1978	Secretary, AML Officer	Since 10-1-16	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.
Umberto Anastasi 1974	Treasurer, CFO	Since 10-1-16	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.

MONTEAGLE FUNDS

COMPENSATION OF TRUSTEES & OFFICERS

FEBRUARY 29, 2020 (UNAUDITED)

 Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid a $1,000 for each quarterly meeting attended and $500 for each special meeting attended. A portion of the fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

When Trustees are deemed to be affiliated with the Adviser or Sub-adviser, they will receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay the compensation of the Trust’s Chief Compliance Officer except for the Opportunity Equity Fund.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust for the six months ended February 29, 2020:

Name of Person	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson	$10,867	$0	$0	$10,867
David J. Gruber	$10,951	$0	$0	$10,951
Jeffrey W. Wallace	$10,818	$0	$0	$10,818

MONTEAGLE FUNDS

ADDITIONAL INFORMATION

FEBRUARY 29, 2020 (UNAUDITED)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-PORT Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Shareholder Meeting — At a Special Meeting of shareholders of the Monteagle Funds, held on December 16, 2019, December 30, 2019, and January 14, 2020, at the offices of Mutual Shareholder Services, LLC, the Trust’s transfer agent, located at 8000 Town Centre Drive, Broadview Heights, OH 44147. The Trust shareholders of record as of the close of business on October 18, 2019, voted to approve the following proposals in connection with a change in control of Nashville Capital Corporation (“NCC” or the “Adviser”), the investment adviser to the Funds, and amendments to certain Funds’ fundamental investment restriction on borrowing (the “Proposals”), as follows:

(I)

To approve a new management agreement between the Trust, on behalf of each of its Funds as listed below, and Nashville Capital Corporation, the Adviser. (Shareholders of each Fund, voting separately, must approve this proposal with respect to the Fund in which they are a shareholder.) Investment advisory fees and expenses are remaining the same.

(a)

Monteagle Fixed Income Fund – Approval of a new management agreement with Nashville Capital Corporation;

(b)

Monteagle Quality Growth Fund – Approval of a new management agreement with Nashville Capital Corporation;

(c)

Monteagle Select Value Fund – Approval of a new management agreement with Nashville Capital Corporation;

(d)

The Texas Fund – Approval of a new management agreement with Nashville Capital Corporation;

(e)

Monteagle Opportunity Equity Fund – Approval of a new management agreement with Nashville Capital Corporation; and

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

(f)

Smart Diversification Fund – Approval of a new management agreement with Nashville Capital Corporation.

(II)

To approve a new investment subadvisory agreement among the Trust, on behalf of each Fund, the Adviser and its subadviser as listed below. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) Investment subadvisory fees and expenses are remaining the same.

(a)

Monteagle Fixed Income Fund – Approval of a new investment subadvisory agreement with Howe and Rusling, Inc.;

(b)

Monteagle Quality Growth Fund – Approval of a new investment subadvisory agreement with Howe and Rusling, Inc.;

(c)

Monteagle Select Value Fund – Approval of a new investment subadvisory agreement with Parkway Advisors, LP;

(d)

The Texas Fund – Approval of a new investment subadvisory agreement with J. Team Financial, Inc. d/b/a Team Financial Strategies;

(e)

Monteagle Opportunity Equity Fund – Approval of a new investment subadvisory agreement with G.W. Henssler & Associates, Ltd.; and

(f)

Smart Diversification Fund – Approval of a new investment subadvisory agreement with Luken Investment Analytics, LLC.

(III)

As to the Monteagle Select Value Fund, Monteagle Fixed Income Fund, Monteagle Quality Growth Fund and The Texas Fund, to revise each Funds’ fundamental investment restriction with respect to borrowing money;

(IV)

If necessary, to adjourn the Meeting to permit further solicitation of proxies in the event a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the Meeting to approve the proposals on behalf of each Fund; and

(V)

To transact of such other business as may properly come before the Meeting or any adjournments or postponements thereof.

Proposal	Fund	Shares Voted In Favor	Shares Voted Against or Abstentions
Proposal I	Monteagle Fixed Income Fund	2,410,319	0
	Monteagle Quality Growth Fund	1,294,022	0
	Monteagle Select Value Fund	1,392,214	0
	The Texas Fund	532,744	2,348
	Monteagle Opportunity Equity Fund – Institutional	3,510,177	71,762
	Monteagle Opportunity Equity Fund – Investor	1,095,255	71,041
	Smart Diversification Fund	55,367	0

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Proposal	Fund	Shares Voted In Favor	Shares Voted Against or Abstentions
Proposal II	Monteagle Fixed Income Fund	2,410,319	0
	Monteagle Quality Growth Fund	1,294,022	0
	Monteagle Select Value Fund	1,392,214	0
	The Texas Fund	533,374	1,718
	Monteagle Opportunity Equity Fund – Institutional	3,510,176	71,763
	Monteagle Opportunity Equity Fund – Investor	1,095,254	71,042
	Smart Diversification Fund	55,367	0
Proposal III	Monteagle Fixed Income Fund	2,410,319	0
	Monteagle Quality Growth Fund	1,294,022	0
	Monteagle Select Value Fund	1,392,214	0
	The Texas Fund	533,374	1,718
	Monteagle Opportunity Equity Fund – Institutional	N/A	N/A
	Monteagle Opportunity Equity Fund – Investor	N/A	N/A
	Smart Diversification Fund	N/A	N/A
Proposal IV	Monteagle Fixed Income Fund	2,410,319	0
	Monteagle Quality Growth Fund	1,294,022	0
	Monteagle Select Value Fund	1,392,214	0
	The Texas Fund	532,744	2,348
	Monteagle Opportunity Equity Fund – Institutional	3,510,177	71,762
	Monteagle Opportunity Equity Fund – Investor	1,095,254	71,042
	Smart Diversification Fund	55,367	0
Proposal V	Monteagle Fixed Income Fund	2,410,319	0
	Monteagle Quality Growth Fund	1,294,022	0
	Monteagle Select Value Fund	1,386,206	6,008
	The Texas Fund	533,374	1,718
	Monteagle Opportunity Equity Fund – Institutional	3,508,759	73,180
	Monteagle Opportunity Equity Fund – Investor	1,093,837	72,459
	Smart Diversification Fund	55,367	0

Approval of the Management Services Agreement between Nashville Capital Corporation and the Monteagle Funds and the sub-advisor agreements between Nashville Capital Corporation and each Fund’s sub-advisor.

On October 16, 2019, the Board of Trustees (the “Board” or the “Trustees”) of the Monteagle Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving the Management Agreement between the Trust and Nashville Capital Corp. (the “Adviser”) with respect to each of the funds comprising the Trust (the “Fund” or “Funds”), and separately and individually, each of the Subadvisory Agreements by and among the Adviser, the Trust and the firm engaged to provide day-to-day portfolio

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

management services for the Funds, being Parkway Advisors, L.P. with respect to the Monteagle Select Value Fund, Howe & Rusling, Inc. with respect to the Monteagle Fixed Income Fund and the Monteagle Quality Growth Fund, J. Team Financial, Inc. with respect to The Texas Fund, G.W. Henssler & Associates, Ltd. with respect to the Monteagle Opportunity Equity Fund, and Luken Investment Analytics, LLC with respect to the Smart Diversification Fund (each, a “Sub-adviser”).  The Board’s approval of these agreements was necessitated due to their statutory assignments resulting from the Advisor’s change in control.

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process. In addition, they received a memorandum from independent counsel dated October 16, 2020 discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering the approval. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about the approval. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

Counsel also reiterated for the Trustees the standard under Section 36(b) of the Investment Company Act of 1940 (the “1940 Act”) that the Trustees should keep in mind when deciding whether to approve an agreement.  He pointed out the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval, including the factors listed in the Counsel Memo, as well as anything else the Trustees may consider relevant in their reasonable business judgment.

In assessing various factors in regard to the approval, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared for the approval meeting, such as: (i) reports regarding the services and support provided to the Funds and their shareholders by the Adviser and the Sub-advisers; (ii) performance assessments of the investment performance of each Fund by personnel of the Adviser and the Sub-advisers; (iii) performance commentary on the explanation for the performance; (iv) presentations by the Funds’ portfolio managers addressing the Adviser’s and the Sub-advisers’ investment philosophy, investment strategy and operations; (v) compliance reports, audits and review reports concerning the Funds, the Adviser and the Sub-advisers; (vi) disclosure information contained in the registration statement of the Trust and the Form ADVs of the Adviser and the Sub-advisers; (vii) information on relevant developments in the mutual fund industry and how the Funds, the Adviser and/or the Sub-advisers are responding to them; (viii) financial information about the Adviser and the Sub-advisers; (ix) a description of the personnel at the Adviser and the Sub-advisers involved with the Funds, their background, professional skills and accomplishments; (x) information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information about the Adviser and each

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Sub-adviser; (xi) comparative expense and performance information for other mutual funds that are similar to the Funds; (xii) where available, information about performance and fees relative to other accounts managed by the Sub-advisers that might be considered comparable to the Funds in terms of investment style; and (xiii) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser or the Sub-advisers from their relationship with the Funds. The Board also took into consideration the Adviser’s recommendation that each of the Subadvisory Agreements be renewed, as well as the Management Agreement.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the agreements and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser and Sub-advisers.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser and the Sub-advisers to the Funds. They noted that the responsibilities of the Adviser and Sub-advisers under each Agreement had not changed since the last approval and were not proposed to change. They also considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that neither the Adviser nor any of the Sub-advisers reported any material compliance matter over the last year; the manner in which the Sub-advisers seek to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting each Sub-adviser’s policies and procedures on trading and brokerage, as well as average brokerage commissions paid; the investment strategies and sources of information upon which the Sub-advisers rely in making investment decisions for the Funds; where applicable, the fees charged to and the performance of other accounts managed by the Sub-advisers similar to the Funds; the oversight of the Funds’ portfolios by the Sub-advisers and the Adviser and the oversight of the Sub-advisers by the Adviser; the Sub-advisers’ succession plans and business continuity plans; and the coordination of services for the Funds among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser and Sub-advisers (including their Form ADVs), the Board concluded, in light of all the facts and circumstances, that the nature, extent and quality of the services provided by the Adviser and each of the Sub-advisers were satisfactory and adequate for their respective Funds.

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Investment Performance of the Funds, the Adviser and the Sub-Advisers.

In considering this factor, the Trustees took into consideration that the Adviser has delegated day-to-day portfolio management to the Sub-adviser for each respective Fund and that the Adviser’s role in regard to investment performance was largely one of oversight. The Trustees also noted the information about the Adviser’s personnel fulfilling that role, as well as the information about the Sub-adviser portfolio managers managing each of the Funds’ portfolios day-to-day.

In their evaluation of performance, the Trustees compared the short- and long-term performance of each Fund with the performance of its benchmark, groups of funds with similar objectives managed by other investment advisers, and aggregated data by category. In addition, the Trustees noted that, in cases where a Sub-adviser is managing other accounts with similar investment objectives to those of their Fund, the Fund’s performance was generally in line with that of the other accounts.  The Trustees also took into consideration each Fund’s performance as reported and discussed by Management in light of the objectives/restrictions of each Fund.

After considering and discussing the performance of each of the Funds further, the Adviser’s and each Sub-adviser’s experience and performance in their roles with respect to each of the Funds, the historical and comparative performance data provided, and other relevant information, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds, the Adviser and the Sub-advisers was satisfactory.

The Costs of the Services Provided and Profits Realized by the Adviser and the Sub-advisers from their Relationships with the Funds.

In considering these factors, the Trustees noted the overall expenses of each Fund, including the nature and frequency of advisory and sub-advisory fee payments, the asset levels of each Fund and the gross and net expenses of the Funds as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of each of the Funds was within the range of expenses incurred by the other funds in its group. The Trustees also considered the financial condition and profitability information provided by the Adviser and the Sub-advisers and the level of commitment to the Funds by the principals of the Adviser and Sub-advisers to their roles for the Funds.

The Trustees also considered information provided on fees charged by the Sub-advisers to comparable accounts – such as institutional accounts – being managed in a similar style. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and

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reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Funds and the profits realized by the Adviser and the Sub-advisers from their relationships with the Funds were satisfactory.

Other Benefits Derived by the Adviser or Sub-advisers from their Relationships with the Funds and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser or Sub-advisers derive from their relationship with the Funds (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that some of the Monteagle Funds use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) the Sub-adviser reports that it selects broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Sub-adviser reports only using “soft dollars” within the Section 28(e) safe harbor, which requires the Sub-adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Sub-adviser uses the research received to implement its investment strategy generally, which benefits the Fund as well as the Sub-adviser’s other accounts.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser or Sub-advisers from their relationships with the Funds were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for each of the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth. The Trustees also noted that certain of the sub advisory fee schedules also have breakpoints at various asset levels.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

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The Trustees also noted that the Adviser recommended to the Board that each of the Sub-Advisory Agreements be approved as proposed.

Conclusion.

Having requested and received such information from the Adviser and Subadvisors as the Independent Trustees of the Board of Trustees believed to be reasonably necessary to evaluate renewing the Management Agreement and each Sub-Advisory Agreement, and as assisted by the advice of legal counsel, the Board, using their reasonable business judgment, concluded that the overall arrangements provided under the terms of the Management Agreement and each Sub-Advisory Agreement was a reasonable business arrangement and that the approval of the Management Services Agreement and each Sub-Advisory Agreement was in the best interests of the Trust and each Fund’s shareholders.

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THE MONTEAGLE FUNDS

Investment Adviser

Nashville Capital Corporation

2506 Winford Ave.

Nashville, TN 37211

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding each Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date May 6, 2020

By /s/ Umberto Anastasi

   * Umberto Anastasi

     Treasurer and Principal Financial Officer

Date May 6, 2020

* Print the name and title of each signing officer under his or her signature.